Derivative Contracts - Fair Value and Presentation (Details) - Not Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common stock options/warrants | Investments, net
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 3,333	$ 4,017
Embedded conversion option | 2033 Senior Notes, net of discount
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	0	16,736
Forward contracts | Unrealized gains on forward contracts are recorded in Other current assets and prepaid expenses. Unrealized (losses) on forward contracts are recorded in Accrued expenses.
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ (317)	$ 39